united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of Principal executive offices) (Zip code)

Rich Malinowski

Gemini Fund Services, LLC, 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 09/30

Date of reporting period: 12/31/2017

Item 1. Schedule of Investments.

Equinox Aspect Core Diversified Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Principal Amount		Coupon Rate (%)	Maturity	Fair Value
	U.S. TREASURY NOTES - 64.6%
$2,500,000	United States Treasury Note	0.7500	7/31/2018	$2,487,842
8,000,000	United States Treasury Note	1.0000	5/15/2018	7,989,062
13,000,000	United States Treasury Note	1.2500	11/30/2018	12,937,793
	TOTAL U.S. TREASURY NOTES (Cost - $23,452,231)			23,414,697

	TOTAL INVESTMENTS - 64.6% (Cost - $23,452,231)			$23,414,697
	OTHER ASSETS AND LIABILITIES - NET - 35.4%			12,838,738
	TOTAL NET ASSETS - 100.0%			$36,253,435

Equinox Aspect Core Diversified Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

SHORT FUTURES CONTRACTS
Description	Number of Contracts	Counterparty	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
2-Year US Treasury Note Future	89	Morgan Stanley	3/31/2018	$19,055,734	$35,078
3 Year AUD Government Bond Future	47	Morgan Stanley	3/31/2018	4,084,037	(3,043)
90 Day Euro Future	4	Morgan Stanley	6/30/2018	980,750	225
90 Day Euro Future	59	Morgan Stanley	9/30/2018	14,449,100	11,325
90 Day Euro Future	70	Morgan Stanley	12/31/2018	17,124,625	16,575
90 Day Euro Future	63	Morgan Stanley	3/31/2019	15,402,713	15,887
90 Day Euro Future	56	Morgan Stanley	6/30/2019	13,683,600	11,237
90 Day Euro Future	47	Morgan Stanley	9/30/2019	11,480,337	9,188
90 Day Euro Future	38	Morgan Stanley	12/31/2019	9,278,650	5,900
90 Day Euro Future	35	Morgan Stanley	3/31/2020	8,545,250	5,238
90 Day Euro Future	30	Morgan Stanley	6/30/2020	7323750	2,387
90 Day Sterling (Short Sterling) Future	4	Morgan Stanley	6/30/2020	669,138	(152)
Canadian Dollar Future	60	Morgan Stanley	3/31/2018	4,794,000	(121,775)
Canadian 10 Year Bond Future	2	Morgan Stanley	3/31/2018	215,140	120
Coffee Future +	4	Morgan Stanley	3/31/2018	189,300	(8,306)
Corn Future +	49	Morgan Stanley	3/31/2018	859,337	1,212
Euro-BOBL Future	13	Morgan Stanley	3/31/2018	2,054,486	(313)
Japanese Yen Future	73	Morgan Stanley	3/31/2018	8,134,025	(36,581)
Mexican Peso Future	86	Morgan Stanley	3/31/2018	2,153,440	915
Natural Gas Future +	36	Morgan Stanley	2/28/2018	1,063,080	(61,720)
Natural Gas Future +	15	Morgan Stanley	3/31/2018	435,900	(23,550)
New Zealand Dollar Future	99	Morgan Stanley	3/31/2018	7,016,130	(159,045)
Silver Future +	4	Morgan Stanley	3/31/2018	342,900	(26,225)
Soybean Future +	13	Morgan Stanley	3/31/2018	625,137	3,450
Soybean Meal Future +	13	Morgan Stanley	3/31/2018	411,840	17,590
Swiss Franc Future	86	Morgan Stanley	3/31/2018	11,101,525	(165,525)
US 5 Year Note (CBT) Future	127	Morgan Stanley	3/31/2018	14,752,836	33,891
US 10 Year Note (CBT) Future	63	Morgan Stanley	3/31/2018	7,814,953	(22,000)
Wheat Future +	67	Morgan Stanley	3/31/2018	1,430,450	23,537
Wheat (KC HRW) Future +	60	Morgan Stanley	3/31/2018	1,281,750	14,250
World Sugar #11 Future +	4	Morgan Stanley	3/31/2018	67,917	(5,667)
					(425,897)
LONG FUTURES CONTRACTS
90 Day Bank Bill Future	45	Morgan Stanley	9/30/2018	35,030,063	(2,307)
90 Day Bank Bill Future	40	Morgan Stanley	12/31/2018	31,130,194	(7,086)
90 Day Bank Bill Future	14	Morgan Stanley	3/31/2019	10,892,895	(3,055)
90 Day Euro Euribor Future	1	Morgan Stanley	12/31/2019	299,870	(326)
90 Day Euro Euribor Future	1	Morgan Stanley	3/31/2020	299,600	(400)
90 Day Euro Euribor Future	4	Morgan Stanley	6/30/2020	1,197,379	(1,791)
90 Day Sterling Future	14	Morgan Stanley	12/31/2018	2,348,849	1,799
90 Day Sterling Future	12	Morgan Stanley	3/31/2019	2,012,081	1,177
90 Day Sterling Future	14	Morgan Stanley	6/30/2019	2,346,245	1,596
90 Day Sterling Future	11	Morgan Stanley	9/30/2019	1,842,548	1,511
90 Day Sterling Future	9	Morgan Stanley	12/31/2019	1,506,778	1,360
90 Day Sterling Future	4	Morgan Stanley	3/31/2020	669,409	321
AEX Index (Amsterdam) Future	8	Morgan Stanley	1/31/2018	1,046,138	(13,675)
Australian Dollar Future	9	Morgan Stanley	3/31/2018	702,990	(180)
Brent Crude Future +	14	Morgan Stanley	3/31/2018	936,180	61,430
Brent Crude Future +	6	Morgan Stanley	4/30/2018	398,640	28,940
British Pound Future	24	Morgan Stanley	3/31/2018	2,033,550	21,475
CAC 40 10 Euro Future	10	Morgan Stanley	1/31/2018	637,685	(11,206)
Copper Future +	22	Morgan Stanley	3/31/2018	1,815,275	66,313
Dax Index Future	2	Morgan Stanley	3/31/2018	775,117	(12,602)
DJIA Index E-Mini Future	21	Morgan Stanley	3/31/2018	2,597,175	17,000
E-Mini Russell 2000 Index Future	14	Morgan Stanley	3/31/2018	1,075,550	6,755
Euro-Bond Future	32	Morgan Stanley	3/31/2018	6,212,656	(55,101)
Euro BTP Italian Government Bond Future	50	Morgan Stanley	3/31/2018	8,173,852	(198,857)
Euro BUXL 30 Year Bond Future	9	Morgan Stanley	3/31/2018	1,770,869	(36,645)
Euro FX Future	103	Morgan Stanley	3/31/2018	15,547,206	282,456
Euro Schatz Future	10	Morgan Stanley	3/31/2018	1,344,597	(1,882)
Euro STOXX 50 Future	10	Morgan Stanley	3/31/2018	419,440	(9,729)
FTSE 100 Index Future	11	Morgan Stanley	3/31/2018	1,136,554	28,915
FTSE/JSE Africa Top 40 Index Future	24	Morgan Stanley	3/31/2018	1,030,837	23,639
FTSE/MIB Index Future	5	Morgan Stanley	3/31/2018	653,146	(20,215)
Gasoline RBOB Future +	19	Morgan Stanley	2/28/2018	1,433,048	45,919
Gold 100 Oz. Future +	1	Morgan Stanley	2/28/2018	130,930	1,330
H-Shares Index Future	10	Morgan Stanley	1/31/2018	750,259	11,788
Hang Seng Index Future	12	Morgan Stanley	1/31/2018	2,298,594	30,634
Japan 10 Year Bond Future	5	Morgan Stanley	3/31/2018	6,692,410	(4,062)
LME Aluminum Future +	4	Morgan Stanley	3/31/2018	227,150	6,010
LME Copper Future +	9	Morgan Stanley	3/31/2018	1,630,687	70,637
LME Nickel Future +	8	Morgan Stanley	3/31/2018	612,480	49,962
Long Gilt Future	19	Morgan Stanley	3/31/2018	3,216,895	17,678
Low Sulfur Gas Oil Future +	15	Morgan Stanley	2/28/2018	902,625	43,925
Low Sulfur Gas Oil Future +	7	Morgan Stanley	3/31/2018	419,475	21,125
Mini MSCI EAFE Index Future	17	Morgan Stanley	3/31/2018	1,738,675	23,465
Mini MSCI Emerging Market	35	Morgan Stanley	3/31/2018	2,036,475	76,735
Nasdaq 100 E-Mini Future	13	Morgan Stanley	3/31/2018	1,666,275	10,679
Nikkei 225 Index (CME) Future	8	Morgan Stanley	3/31/2018	909,600	7,725
Nikkei 225 Index (SGX) Future	9	Morgan Stanley	3/31/2018	908,988	5,354
NY Harbor ULSD Heating Oil Future +	9	Morgan Stanley	1/31/2018	781,742	51,085
NY Harbor ULSD Heating Oil Future +	4	Morgan Stanley	2/28/2018	343,358	21,764
Oat Euro Future	23	Morgan Stanley	3/31/2018	4,285,827	(52,192)
OMXS30 Index Future	9	Morgan Stanley	1/31/2018	173,047	(4,434)
SPI 200 Futures	30	Morgan Stanley	3/31/2018	3,531,409	29,489
S&P E-Mini Future	18	Morgan Stanley	3/31/2018	2,408,400	14,502
S&P Midcap 400 E-Mini Future	10	Morgan Stanley	3/31/2018	1,902,400	12,375
S&P/TSX 60 IX Future	18	Morgan Stanley	3/31/2018	2,750,820	29,896
TOPIX Index Future	13	Morgan Stanley	3/31/2018	2,096,849	26,988
US Long Bond Future	7	Morgan Stanley	3/31/2018	1,071,000	(2,344)
US Ultra Bond Future	11	Morgan Stanley	3/31/2018	1,844,219	15,719
WTI Crude Oil Future +	17	Morgan Stanley	2/28/2018	1,027,140	41,550
WTI Crude Oil Future +	7	Morgan Stanley	3/31/2018	423,080	16,800
					789,732
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$363,835

+ This investment is a holding of Equinox Aspect Core Diversified Strategy Fund Limited.

Equinox BH-DG Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

	Principal Amount				Coupon Rate (%)	Maturity	Fair Value
		U.S. TREASURY NOTES - 14.1%
	$12,000	United States Treasury Note			1.2500	11/30/2018	$11,943
		TOTAL U.S. TREASURY NOTES (Cost - $11,965)

		TOTAL INVESTMENTS - 14.1% (Cost - $11,965)					$11,943
		OTHER ASSETS AND LIABILITIES - NET - 85.9%					72,594
		TOTAL NET ASSETS - 100.0%					$84,537

	TOTAL RETURN SWAP
	Notional Value at September 30, 2017	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
	81,600	BH-DG Systematic Trading Program Total Return Swap +	Deutsche Bank	0.35% of the notional value	Total returns from the BH-DG Systematic Trading Program	12/31/2018	$5,785
		Total Net Unrealized Appreciation on Swap Contract					$5,785
+	This investment is a holding of Equinox BH-DG Strategy Fund Limited.

Equinox BH-DG Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

	Total Return Swap Top 50 Holdings ^
	FUTURES CONTRACTS
	Short Positions
	Number of Contracts*	Description	Counterparty	Expiration Date	Notional Value at December 31, 2017	Unrealized Appreciation/ (Depreciation)
	0	10 Year Korean Treasury Bond Future	Deutsche Bank	Mar-18	$3,498	$(7)
	0	10 year US Treasury Notes Future	Deutsche Bank	Mar-18	8,872	(28)
	0	2 year US Treasury Notes Future	Deutsche Bank	Mar-18	19,700	14
	0	3 month Euro (EURIBOR)	Deutsche Bank	Jun-18	6,144	-
	0	3 month Euro (EURIBOR)	Deutsche Bank	Jun-18	15,305	7
	0	3 year Australian Treasury Bond Future	Deutsche Bank	Mar-18	31,277	(14)
	0	3 Year Korean Treasury Bond Future	Deutsche Bank	Mar-18	20,638	26
	0	5 year US Treasury Notes Future	Deutsche Bank	Mar-18	22,559	25
	0	Copper Grade A Future	Deutsche Bank	Jan-18	5,496	(183)
	0	Eurodollar	Deutsche Bank	Jun-18	59,954	28
	0	Eurodollar	Deutsche Bank	Dec-18	57,414	26
	0	Eurodollar	Deutsche Bank	Jun-18	47,420	16
	0	Eurodollar	Deutsche Bank	Jun-18	17,460	(10)
	0	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Sep-18	13,961	18
	0	Three Month Canadian Bankers Acceptance Future	Deutsche Bank	Dec-18	31,875	59

	Long Positions
	Number of Contracts*	Description	Counterparty	Expiration Date	Notional Value at December 31, 2017	Unrealized Appreciation/ (Depreciation)
	0	10 year Australian Treasury Bond Future	Deutsche Bank	Mar-18	7,907	(7)
	0	2 year Euro-Schatz Future	Deutsche Bank	Mar-18	17,874	(30)
	0	3 month Euro (EURIBOR)	Deutsche Bank	Dec-18	46,158	(14)
	0	3 month Euro (EURIBOR)	Deutsche Bank	Jun-18	3,072	(2)
	0	3 month Sterling	Deutsche Bank	Dec-18	17,107	0
	0	3 month Sterling	Deutsche Bank	Jun-18	10,256	0
	0	30 year US Treasury Bonds Future	Deutsche Bank	Mar-18	3,125	(10)
	0	AEX Index Future	Deutsche Bank	Jan-18	5,345	(74)
	0	Brent Crude Monthly Future	Deutsche Bank	Mar-18	4,755	228
	0	Copper Future	Deutsche Bank	Mar-18	3,361	109
	0	Copper Grade A Future	Deutsche Bank	Jan-18	5,496	208
	0	DAX Index Future	Deutsche Bank	Mar-18	3,940	(90)
	0	E-Mini Nasdaq-100	Deutsche Bank	Mar-18	5,256	(3)
	0	E-Mini S&P 500	Deutsche Bank	Mar-18	5,489	(2)
	0	Euro-BOBL Future	Deutsche Bank	Mar-18	4,848	(32)
	0	Euro-BUND Future	Deutsche Bank	Mar-18	3,971	(22)
	0	Euro-OAT Futures	Deutsche Bank	Mar-18	5,717	(75)
	0	FTSE 100 Index Future	Deutsche Bank	Mar-18	9,516	213
	0	Gasoil Monthly Future	Deutsche Bank	Feb-18	3,086	132
	0	Gold	Deutsche Bank	Feb-18	5,339	76
	0	Hang Seng Index	Deutsche Bank	Jan-18	5,879	96
	0	Light Sweet Crude Oil (WTI) Future	Deutsche Bank	Feb-18	4,299	156
	0	Long Gilt Future	Deutsche Bank	Mar-18	5,191	13
	0	Mini MSCI Emerging Markets Index Future	Deutsche Bank	Mar-18	5,364	154
	0	S&P Canada 60 Index Future	Deutsche Bank	Mar-18	3,112	17
	0	S&P CNX Nifty Index Future	Deutsche Bank	Jan-18	3,237	11
	0	TOPIX Future	Deutsche Bank	Mar-18	3,303	38
	0	Ultra Long-Term T Bond Future	Deutsche Bank	Mar-18	3,421	(12)

^	This investment is not a direct holding of Equinox BH-DG Strategy Fund Limited. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.
*	Number of contracts is less than 0.5.

Equinox BH-DG Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

	Total Return Swap Top 50 Holdings ^
	FORWARD FOREIGN CURRENCY CONTRACTS
	Settlement Date	Counterparty	Currency to Deliver/Receive	Value	In Exchange For	Foreign Currency Value	U.S. Dollar Value	Unrealized Appreciation/ (Depreciation)
	03/22/2018	Deutsche Bank	JPY	396,480	USD	3,541	3,548	6
	03/21/2018	Deutsche Bank	PLN	11,860	USD	3,330	3,409	80
	03/21/2018	Deutsche Bank	SGO	13,291	USD	9,886	9,956	$71
	03/21/2018	Deutsche Bank	SGO	9,917	USD	7,341	7,429	88
	03/21/2018	Deutsche Bank	SGO	4,703	USD	3,517	3,512	(6)
	03/21/2018	Deutsche Bank	USD	3,448	AUD	4,498	4,434	(65)
	03/21/2018	Deutsche Bank	USD	5,791	GBP	4,294	4,323	29

^	This investment is not a direct holding of Equinox BH-DG Strategy Fund Limited. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

	JPY - Japanese Yen
	SGO - Singapore Dollar
	USD - U.S. Dollar

Equinox Chesapeake Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2017

Principal Amount		Coupon Rate (%)	Maturity Date	Value
	U.S. TREASURY NOTES - 34.8%
$9,000,000	United States Treasury Note	0.875	1/15/2018	$8,998,920
8,000,000	United States Treasury Note	1.000	3/15/2018	7,994,540
5,000,000	United States Treasury Note	1.000	8/15/2018	4,980,371
15,000,000	United States Treasury Note	1.250	11/30/2018	14,928,223
	TOTAL U.S TREASURY NOTES (Cost - $36,949,847)			36,902,054

	TOTAL INVESTMENTS - 34.8% (Cost - $36,949,847)			$36,902,054
	OTHER ASSETS AND LIABILITIES - NET - 65.2%			69,055,888
	TOTAL NET ASSETS - 100.0%			$105,957,942

Equinox Chesapeake Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

	SHORT FUTURES CONTRACTS
	Description	Contracts	Counterparty	Expiration Date	Notional Value at December 31, 2017	Unrealized Appreciation/ (Depreciation)
	90 Day Euro Future	457	Morgan Stanley	Jun-19	$111,667,950	$23,950
	AT&T, Inc.	360	Morgan Stanley	Mar-18	1,403,280	(52,330)
	Bank Accept Future	372	Morgan Stanley	Sep-18	72,677,242	141,155
	Coffee 'C' Future+	131	Morgan Stanley	Mar-18	6,199,575	64,538
	Corn Future+	230	Morgan Stanley	Mar-18	4,033,625	4,300
	Japanese Yen Future	49	Morgan Stanley	Mar-18	5,459,825	(31,869)
	Mill Wheat Euro+	271	Morgan Stanley	Mar-18	2,587,066	48,918
	New Zealand Dollar Future	55	Morgan Stanley	Mar-18	3,897,850	(133,270)
	Platinum Future+	94	Morgan Stanley	Apr-18	4,410,010	(87,650)
	Silver Future+	35	Morgan Stanley	Mar-18	3,000,375	(40,450)
	2-Year US Treasury Note Future	653	Morgan Stanley	Mar-18	139,813,423	277,124
	5-Year US Treasury Note Future	109	Morgan Stanley	Mar-18	12,661,883	(16,035)
	USD/SEK Future	100	Morgan Stanley	Mar-18	9,944,427	346,778
	USD/ZAR Future	19	Morgan Stanley	Mar-18	1,921,870	(10,747)
	Wheat Future+	286	Morgan Stanley	Mar-18	6,106,100	(55,900)
	World Sugar #11 Future+	359	Morgan Stanley	Mar-18	6,095,533	(400,512)
						78,000
	LONG FUTURES CONTRACTS
	3M Co. Div	276	Morgan Stanley	Mar-18	6,513,324	(157,505)
	Abbott Laboratories	760	Morgan Stanley	Mar-18	4,348,720	94,719
	Alphabet, Inc.	34	Morgan Stanley	Mar-18	3,590,978	100,962
	Amazon.com, Inc.	35	Morgan Stanley	Mar-18	4,103,925	64,737
	Apple, Inc.	330	Morgan Stanley	Mar-18	5,599,440	(89,967)
	Australian Dollar Future	103	Morgan Stanley	Mar-18	8,045,330	276,150
	Bank of America Corp.	988	Morgan Stanley	Mar-18	2,924,480	20,384
	Biogen IDEC, Inc.	28	Morgan Stanley	Mar-18	894,348	(1,716)
	Brazilian Real Future	311	Morgan Stanley	Feb-18	9,371,985	34,040
	Bristol-Myers Squibb Co.	492	Morgan Stanley	Mar-18	3,022,848	(94,058)
	British Pound Future	231	Morgan Stanley	Mar-18	19,572,919	212,819
	Canadian Dollar Future	249	Morgan Stanley	Mar-18	19,895,100	501,830
	Chevron Corp.	265	Morgan Stanley	Mar-18	3,326,280	68,726
	Cisco Systems, Inc.	761	Morgan Stanley	Mar-18	2,922,240	30,727
	Citigroup, Inc.	476	Morgan Stanley	Mar-18	3,551,436	(129,932)
	Coca-Cola Co.	940	Morgan Stanley	Mar-18	4,324,000	(40,879)
	ConocoPhillips Corp.	440	Morgan Stanley	Mar-18	2,421,320	60,354
	Copper Future+	162	Morgan Stanley	Mar-18	13,367,025	607,550
	Cotton No.2 Future+	37	Morgan Stanley	Mar-18	1,454,655	13,635
	Euro FX Future	129	Morgan Stanley	Mar-18	19,471,744	343,281
	FedEx Corp.	175	Morgan Stanley	Mar-18	4,376,925	139,269
	Ford Motor Co.	376	Morgan Stanley	Mar-18	470,752	(5,091)
	Gasoline RBOB Future+	47	Morgan Stanley	Feb-18	3,544,909	236,632
	Home Depot, Inc.	320	Morgan Stanley	Mar-18	6,080,960	133,756
	Intel Corp.	697	Morgan Stanley	Mar-18	3,225,716	95,766
	JP Morgan Chase & Co.	486	Morgan Stanley	Mar-18	5,210,892	(26,777)
	Live Cattle Future+	117	Morgan Stanley	Feb-18	5,688,540	(261,330)
	LME Aluminum Future+	84	Morgan Stanley	Feb-18	4,760,175	257,388
	LME Nickel Future+	20	Morgan Stanley	Feb-18	1,528,560	42,366
	LME Zinc Future+	24	Morgan Stanley	Feb-18	1,997,100	68,819
	McDonald's Corp.	465	Morgan Stanley	Mar-18	8,024,505	(1,105)
	Mexican Peso Future	145	Morgan Stanley	Mar-18	3,630,800	(141,015)
	Microsoft Corp.	412	Morgan Stanley	Mar-18	3,533,724	92,077
	Nike, Inc.	501	Morgan Stanley	Mar-18	3,141,771	10,636
	NY Harbor ULSD Heating Oil Future+	82	Morgan Stanley	Feb-18	7,122,536	481,799
	Oracle Corp.	795	Morgan Stanley	Mar-18	3,768,300	(117,195)
	Palladium Future+	84	Morgan Stanley	Mar-18	8,912,400	532,225
	PepsiCo., Inc.	224	Morgan Stanley	Mar-18	2,693,376	29,555
	Pfizer, Inc.	940	Morgan Stanley	Mar-18	3,414,080	(17,008)
	Priceline Group, Inc.	7	Morgan Stanley	Mar-18	1,219,617	3,745
	Russian Ruble Future	279	Morgan Stanley	Mar-18	12,014,437	379,200
	Southern Co.	338	Morgan Stanley	Mar-18	1,629,836	(98,443)
	Verizon Communications	75	Morgan Stanley	Mar-18	398,025	(2,791)
	Wal-Mart Stores, Inc.	547	Morgan Stanley	Mar-18	5,415,847	66,757
	WTI Crude Future +	48	Morgan Stanley	Feb-18	2,900,160	91,550
						3,906,642
	NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS					$3,984,642
+	This investment is a holding of Equinox Chesapeake Strategy Fund Limited.

Equinox Crabel Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017
	Principal Amount			Coupon Rate (%)		Maturity Date	Value
		U.S. TREASURY NOTES - 25.9%
	$300,000	United States Treasury Note		1.000		8/15/2018	$298,822
		TOTAL U.S TREASURY NOTES (Cost - $299,666)					298,822

		TOTAL INVESTMENTS - 25.9% (Cost - $299,666)					$298,822
		OTHER ASSETS AND LIABILITIES - NET - 74.1%					853,852
		TOTAL NET ASSETS - 100.0%					$1,152,674

	Notional Value at December 31, 2017	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Depreciation
	1,254,900	Crabel Systematic Trading Program Total Return Swap +	Deutsche Bank	0.35% of the notional value	Total returns from the Crabel Systematic Trading Program	3/4/2018	$(108,543)
		Total Net Unrealized Depreciation on Swap Contract					$(108,543)

*	Pledged as collateral for swap contract.
+	This investment is a holding of Equinox Crabel Strategy Fund Limited.

Equinox Crabel Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2017

	Total Return Swap Top 50 Holdings ^
	FUTURES CONTRACTS
	Short Contracts
	Number of Contracts	Description	Counterparty	Expiration Date	Notional Value at December 31, 2017	Unrealized Appreciation/ (Depreciation)
	0	10 year Australian Treasury Bond Future	Deutsche Bank	03/18/18	$80,068	$(22)
	2	2 year Euro-Schatz Future	Deutsche Bank	03/18/18	269,767	288
	0	2 year US Treasury Notes Future	Deutsche Bank	03/18/18	38,790	(8)
	0	3 year Australian Treasury Bond Future	Deutsche Bank	03/18/18	88,321	(11)
	0	Copper Grade A Future	Deutsche Bank	01/05/18	62,613	(3,060)
	0	Copper Grade A Future	Deutsche Bank	01/17/18	51,018	(899)
	0	Copper Grade A Future	Deutsche Bank	01/19/18	48,699	(1,443)
	0	Copper Grade A Future	Deutsche Bank	01/26/18	46,380	(1,839)
	0	Copper Grade A Future	Deutsche Bank	02/01/18	37,182	(1,397)
	0	Copper Grade A Future	Deutsche Bank	02/02/18	41,829	(1,563)
	0	Copper Grade A Future	Deutsche Bank	02/06/18	53,449	(2,119)
	0	Copper Grade A Future	Deutsche Bank	02/07/18	53,449	(2,080)
	0	Copper Grade A Future	Deutsche Bank	02/14/18	44,153	(2,215)
	0	Copper Grade A Future	Deutsche Bank	02/15/18	37,182	(1,586)
	0	Copper Grade A Future	Deutsche Bank	02/16/18	39,506	(2,054)
	0	Copper Grade A Future	Deutsche Bank	02/21/18	34,858	(1,964)
	0	Copper Grade A Future	Deutsche Bank	02/28/18	76,687	(4,629)
	0	Copper Grade A Future	Deutsche Bank	03/31/18	34,908	(2,063)
	0	Copper Grade A Future	Deutsche Bank	03/31/18	76,797	(5,423)
	0	Copper Grade A Future	Deutsche Bank	03/12/18	37,235	(1,937)
	0	E-Mini S&P 500	Deutsche Bank	03/18/18	34,742	73
	1	Zinc Future	Deutsche Bank	02/28/18	54,551	(2,605)
	0	Zinc Future	Deutsche Bank	03/18/18	35,245	(1,357)
	1	Zinc Future	Deutsche Bank	03/05/18	55,537	(2,274)

	Long Contracts
	0	10 year Australian Treasury Bond Future	Deutsche Bank	03/18/18	60,051	26
	0	10 year Japanese Goverment Bond Future	Deutsche Bank	03/18/18	69,317	13
	0	Copper Grade A Future	Deutsche Bank	01/05/18	62,613	3,773
	0	Copper Grade A Future	Deutsche Bank	01/17/18	51,018	959
	0	Copper Grade A Future	Deutsche Bank	01/19/18	48,699	1,313
	0	Copper Grade A Future	Deutsche Bank	01/26/18	46,380	1,748
	0	Copper Grade A Future	Deutsche Bank	02/01/18	37,182	1,054
	0	Copper Grade A Future	Deutsche Bank	02/02/18	41,829	1,718
	0	Copper Grade A Future	Deutsche Bank	02/06/18	53,449	1,901
	0	Copper Grade A Future	Deutsche Bank	02/07/18	53,449	2,557
	0	Copper Grade A Future	Deutsche Bank	02/14/18	44,153	1,677
	0	Copper Grade A Future	Deutsche Bank	02/15/18	37,182	2,142
	0	Copper Grade A Future	Deutsche Bank	02/16/18	39,506	2,025
	0	Copper Grade A Future	Deutsche Bank	02/21/18	34,858	1,332
	0	Copper Grade A Future	Deutsche Bank	02/28/18	76,687	4,132
	0	Copper Grade A Future	Deutsche Bank	03/01/18	34,908	2,076
	0	Copper Grade A Future	Deutsche Bank	03/05/18	76,797	3,795
	0	Copper Grade A Future	Deutsche Bank	03/12/18	37,235	2,644
	1	E-Mini S&P 500	Deutsche Bank	03/18/18	138,969	(110)
	0	Euro-BUND Future	Deutsche Bank	03/18/18	92,998	(145)
	0	Euro-OAT Futures	Deutsche Bank	03/18/18	53,067	(163)
	0	Long Gilt Future	Deutsche Bank	03/18/18	32,852	(1)
	1	Standard Lead Future	Deutsche Bank	02/28/18	33,196	507
	1	Zinc Future	Deutsche Bank	02/28/18	54,551	2,462
	0	Zinc Future	Deutsche Bank	03/01/18	35,245	1,074
	1	Zinc Future	Deutsche Bank	03/05/18	54,469	2,334

+	This investment is not a direct holding of Equinox Crabel Strategy Fund Limited. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.
*	Number of contracts is less than 0.5.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” approved by the Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, a valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the Adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

If the Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2017 for the Funds’ assets and liabilities measured at fair value:

Aspect Core Diversified Strategy Fund
Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$-	$23,414,697	$-	$23,414,697
Futures Contracts	363,835	-	-	363,835
Total	$363,835	$23,414,697	$-	$23,778,532

BH-DG Strategy Fund
Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Note	$-	$11,943	$-	$11,943
Swap Contract	-	5,785	-	5,785
Total	$-	$17,728	$-	$17,728

Chesapeake Strategy Fund
Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$-	$36,902,054	$-	$36,902,054
Futures Contracts	3,984,642	-	-	3,984,642
Total	$3,984,642	$36,902,054	$-	$40,886,696
Crabel Strategy Fund
Assets	Level 1	Level 2	Level 3	Total
U.S. Treasury Notes	$-	$298,822	$-	$298,822
Total	$-	$298,822	$-	$298,822
Liabilities
Swap Contract	$-	$108,543	$-	$108,543
Total	$-	$108,543	$-	$108,543

There were no transfers in to or out of any levels during the current period presented. It is the Fund's policy to record transfers between levels at the end of the reporting period.
The Fund did not hold any Level 3 securities during the period.
Consolidation of Subsidiaries – Equinox Aspect Core Strategy Fund with Equinox Aspect Core Strategy Fund Limited ("EACDS-CFC"), Equinox BH-DG Strategy Fund with Equinox BH-DG Strategy Fund Limited (“EBHDG-CFC”), Equinox Chesapeake Strategy Fund with Equinox Chesapeake Strategy Fund Limited (“ECS-CFC”) and Equinox Crabel Strategy Fund with Equinox Crabel Strategy Fund Limited (“ECRS-CFC”) – The Consolidated Financial Statements include the accounts of EACDS-CFC, EBHDG-CFC, ECS-CFC and ECRS-CFC, each a foreign controlled corporation, and collectively the “CFCs”, wholly-owned and controlled subsidiaries. All inter-company accounts and transactions have been eliminated in consolidation.

The Funds may each invest up to 25% of their total assets in their respective CFC which acts as an investment vehicle in order to effect certain investments consistent with their respective investment objectives and policies.

The CFCs utilize commodity based derivative products to facilitate each Fund’s pursuit of their respective investment objectives. In accordance with their investment objective and through their exposure to the aforementioned commodity based derivative products, the Funds may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of their Prospectus.

A summary of the Funds’ investments in the CFCs are as follows:

	Inception Date of CFC	CFC Net Assets at December 31, 2017	% Of Total Net Assets at December 31, 2017
EACDS-CFC	11/7/2014	$901,925	2.5%
EBHDG-CFC	12/31/2013	$17,768	21.0%
ECS-CFC	4/19/2012	$3,801,574	3.6%
ECRS-CFC	2/27/2013	$253,308	22.0%

Swap Agreements – The Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective.  The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk.   These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. Total return swap agreements involve commitments where cash flows are exchanged based on the price of an underlying reference and based on a fixed or variable rate. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

EBHDG-CFC and ECRS-CFC maintain cash and investments in money market funds, approximately 20% of the notional value of the swap, as collateral to secure its obligations under the swap. As of December 31, 2017, the notional value of the total return swap with Deutsche Bank was $81,600 and $1,254,900, respectively. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Each Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Adviser will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of a Fund for a period of one week or such lesser time as the Adviser may determine. If the Adviser determines that the counterparty presents an imprudent risk, each swap may be terminated in its entirety.

Futures Contracts – The Equinox Aspect Core Diversified Strategy Fund and Equinox Chesapeake Strategy Fund are subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds basis in the contract. If the Funds were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Funds would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. For the period ended December 31, 2017, the net unrealized appreciation on futures contracts amounted to $363,835 and $3,984,642, respectfully.

The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of December 31, 2017:
Liability Derivatives Investment Fair Value
Aspect Core Diversified Strategy Fund	Commodity	Currency	Equity	Interest Rate	Total as of December 31, 2017
Futures Contracts	$461,361	$(178,260)	$284,079	$(203,345)	$363,835

Equinox Chesapeake Strategy Fund	Commodity	Currency	Equity	Interest Rate	Total as of December 31, 2017
Futures Contracts	$1,603,877	$1,777,197	$177,374	$426,194	$3,984,642

The notional value of the derivative instruments outstanding as of December 31, 2017 as disclosed in the Consolidated Portfolio of Investments serve as indicators of the volume of derivative activity for the Fund.

Item 2. Controls and Procedures.

(a)       The registrant’s Principal executive and Principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

*/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 2/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Robert J. Enck

Robert J. Enck, Principal Executive Officer

Date 2/28/2018

By (Signature and Title)

*/s/ Laura Latella

Laura Latella, Principal Financial Officer

Date 2/28/2018